Restatement of Previously Issued Financial Statement - Summary of Restatement of Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Jan. 12, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities	$ 3,674,600		$ 0
Additional Paid-in Capital	4,952,534		24,546
Accumulated Deficit	46,831		(2,006)
Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock	$ 191		$ 0
Number of Class A Common Stock Subject to Possible Redemption	16,133,613		0
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		$ 0
Class A Common Stock Subject to Possible Redemption		165,376,070
Additional Paid-in Capital		5,001,101
Accumulated Deficit		$ (1,698)
Number of Class A Common Stock Subject to Possible Redemption		16,537,607
As Previously Reported | Public Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		$ 0
As Previously Reported | Placement Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		0
As Previously Reported | Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock		151
Restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		4,330,800
Class A Common Stock Subject to Possible Redemption		(4,330,800)
Additional Paid-in Capital		242,289
Accumulated Deficit		$ (242,333)
Number of Class A Common Stock Subject to Possible Redemption		(433,080)
Restatement | Public Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		$ 4,200,000
Restatement | Placement Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		130,800
Restatement | Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock		44
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		4,330,800
Class A Common Stock Subject to Possible Redemption		161,045,270
Additional Paid-in Capital		5,243,390
Accumulated Deficit		$ (244,031)
Number of Class A Common Stock Subject to Possible Redemption		16,104,527
As Restated | Public Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		$ 4,200,000
As Restated | Placement Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		130,800
As Restated | Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock		$ 195